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                               ING INVESTORS TRUST

                     ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
                    ING SALOMON BROTHERS INVESTORS PORTFOLIO

                        Supplement dated October 1, 2004
          to the Adviser, Institutional, Retirement, and Service Class
                        Prospectuses dated April 30, 2004

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO

1. Effective October 1, 2004, the "Principal Investment Strategy" found on page 13 of the Adviser Class and Institutional Class prospectuses, page 12 of the Service Class prospectus, and page 3 of the Retirement Class prospectus is hereby deleted and replaced with the following:

     PRINCIPAL INVESTMENT STRATEGY

     Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalization equal to those within a universe of Russell 2000(R) Index stocks. Market capitalization is the total market value of a company's shares.

     The Portfolio focuses on companies that appear attractive relative to other companies in the same economic sector based on both a number of quantitative factors including valuation and improving fundamentals as well as the fundamental stock and industry insights of the sector specific research and portfolio management teams.

     The Portfolio Manager then uses a disciplined, systematic portfolio construction process to overweight the stocks that are the most attractive and underweight those stocks that are the least attractive while trying to minimize uncompensated risks relative to the benchmark.

     The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

     Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

     The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

     The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

     The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

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2.   "Diversification Risk" is hereby removed from the list of "Principal Risks"
     beginning on page 13 of the Adviser Class and Institutional Class Prospectuses, page 12 of the Service Class Prospectus, and page 3 of the Retirement Class Prospectus.

3. The fourth paragraph and "Average Annual Total Return*(1)" chart found within the "Performance" section beginning on page 14 of the Adviser Class and Institutional Class prospectus, page 13 of the Service Class prospectus, and page 4 of the Retirement Class prospectus is deleted and replaced with the following:

     FOR THE ADVISER CLASS PROSPECTUS

     The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that the Russell 2000(R) Index and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 600 SmallCap 600 Index is an unmanaged market-value weighted index consisting of 600 domestic stocks, representing all major industries in the small-capitalization of the U.S. stock market. The Portfolio Manager has determined that the Russell 2000(R) Index is a more appropriate index than the S&P SmallCap 600 Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN*(1)

                                                1 YEAR         09/09/02
                                                              (INCEPTION)
               Class A Returns*                 33.84%          21.31%
               Russell 2000(R)Index             47.25%          32.20%(2)
               S&P SmallCap 600 Index           38.79%          26.42%(2)

               * The performance information presented above is as of December 31 for each year or period.

               (1) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.

               (2) Index return is for the period beginning September 1, 2002.

     FOR THE INSTITUTIONAL CLASS PROSPECTUS

     The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that the Russell 2000(R) Index and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 600 SmallCap 600 Index is an unmanaged market-value weighted index consisting of 600 domestic stocks, representing all major industries in the small-capitalization of the U.S. stock market. The Portfolio Manager has determined that the Russell 2000(R) Index is a more appropriate index than the S&P SmallCap 600 Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN*(1)

                                                1 YEAR         05/01/02
                                                              (INCEPTION)
               Class S Return                   34.22%          3.73%
               Russell 2000(R)Index             47.25%          6.80%
               S&P SmallCap 600 Index           38.79%          4.56%

               * Class I shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002. Class S shares are not offered in the Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

               (1) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.

     FOR THE SERVICE CLASS PROSPECTUS

     The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that the Russell 2000(R) Index and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 600 SmallCap 600 Index is an unmanaged market-value weighted index consisting of 600 domestic stocks, representing all major industries in the small-capitalization of the U.S. stock market. The Portfolio Manager has determined that the Russell 2000(R) Index is a more appropriate index than the S&P SmallCap 600 Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN*(1)

                                                1 YEAR         05/01/02
                                                              (INCEPTION)
               Class S Return                   34.22%          3.73%
               Russell 2000(R)Index             47.25%          6.80%
               S&P SmallCap 600 Index           38.79%          4.56%

               * The performance information presented above is as of December 31 for each year or period.

               (1) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.

     FOR THE RETIREMENT CLASS PROSPECTUS

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     The table below provides some indication of the risks of investing in the
     Portfolio by comparing the Portfolio's performance to that the Russell 2000(R) Index and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600 Index"). The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. The S&P 600 SmallCap 600 Index is an unmanaged market-value weighted index consisting of 600 domestic stocks, representing all major industries in the small-capitalization of the U.S. stock market. The Portfolio Manager has determined that the Russell 2000(R) Index is a more appropriate index than the S&P SmallCap 600 Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURN*(1)

                                                1 YEAR         05/01/02
                                                              (INCEPTION)
               Class S Return*                  33.75%          3.36%
               Russell 2000(R)Index             47.25%          6.80%
               S&P SmallCap 600 Index           38.79%          4.56%

               * Class R shares had not commenced operations in 2003 and therefore do not have a full calendar year of performance for 2003. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002, revised to reflect the higher expenses of the Class R shares. Class S shares are not offered in the Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

               (1) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.

4. Effective August 19, 2004, references to Juliet Ellis and Hal Clark on page 15 of the Adviser Class and Institutional Class prospectuses, page 14 of the Service Class prospectus and page 5 of the Retirement Class prospectus are hereby deleted and replaced with the following:

     NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
     ----                 ---------------------------------------
     Christopher          Mr. Blum, Vice President, is a portfolio manager in
     T. Blum              the U.S. Small Cap Equity Group. He rejoined J.P.
                          Morgan Investment Management Inc. in 2001 and is
                          currently responsible for managing structured
                          small-cap core and small-cap value accounts.
                          Previously, Mr. Blum spent two years as a research
                          analyst responsible for the valuation and acquisition
                          of private equity assets at Pomona Capital.

     Dennis S.            Mr. Ruhl, Vice President, is a portfolio manager in
     Ruhl                 the U.S. Small Cap Equity Group. An employee of J.P.
                          Morgan Investment Management Inc. since 1999, his
                          current responsibilities include managing structured
                          small cap core and value accounts.

ING SALOMON BROTHERS INVESTORS PORTFOLIO

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     Effective August 19, 2004, the reference to John Cunningham on page 46 of the Adviser Class Prospectus, page 47 of the Institutional Class Prospectus, page 46 of the Service Class Prospectus and page 50 of the Retirement Class Prospectus is hereby deleted and replaced with the following:

          The following persons at SaBAM are primarily responsible for the day-to-day investment decisions of the Portfolio:

     NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
     ----                 ---------------------------------------
     Mark McAllister      Director and Equity Analyst with SaBAM since June 1999

                          Executive Vice President and Portfolio Manager at JLW
                          Capital Management Inc. from March 1998 to May 1999.

     Robert Feitler       Director with SaBAM since 1995.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.